Note 7 - Right-of-use Asset - Right-of-use Assets (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement Line Items [Line Items]
Right-of-use assets	$ 16,788
Right-of-use assets	0	$ 16,788
Gross carrying amount [member]
Statement Line Items [Line Items]
Right-of-use assets	16,788	469,242	$ 514,181
Depreciation on right-of-use assets	(16,788)	(27,593)	(44,939)
Adjustment from lease reassessment		(480,047)
Depreciation on right-of-use assets	16,788	27,593	44,939
Right-of-use assets	$ 0	$ 16,788	$ 469,242